OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payroll and other employee related accruals	$ 3,474	$ 3,995
Vacation accrual	2,931	2,669
Royalties provision	966	929
Government authorities	288	468
Accrued expenses	9,864	7,146
Others	428	551
Other Payables And Accrued Expenses	$ 17,951	$ 15,758